DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt, including Current Portion
A summary of long-term debt, including the current portion, is as follows:

	December 31
(In millions)	2025	2024
6.50% debentures due 2025	$—	$145
0.70% Euro notes due 2025	—	520
0.128% Euro notes due 2026	1,057	935
3.10% senior notes due 2027	700	700
4.35% senior notes due 2028	500	500
7.65% debentures due 2029	200	200
0.577% Euro notes due 2030	704	624
4.450% senior notes due 2030	500	—
3.601% Euro notes due 2031	587	520
4.00% senior notes due 2032	700	700
4.15% sustainability-linked senior notes due 2033	1,300	1,300
5.45% debentures due 2034	137	137
3.625% Euro notes due 2035	587	—
3.802% Euro notes due 2036	587	520
5.80% notes due 2037	240	240
4.15% senior notes due 2042	1,000	1,000
3.92% senior notes due 2047	300	300
4.70% senior notes due 2052	700	700
5.25% to 7.875% notes (maturities ranging from 2026 to 2035)	99	99
Finance leases	25	28
Deferred debt issuance costs	(47)	(45)
Unamortized discount	(13)	(7)
Fair value hedging adjustment	31	37
Total long-term debt	9,894	9,152
Less current portion of long-term debt	(1,136)	(674)
Long-term debt less current portion	$8,758	$8,478

Schedule of Maturities of Long-Term Debt	Maturities of long-term debt for each of the next five years are as follows:

(In millions)
2026	$1,136
2027	706
2028	504
2029	203
2030	1,206

Schedule of Interest Paid on Debt	Interest paid on debt is as follows:

(In millions)
2025	$351
2024	329
2023	319